Inventory (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of inventories [Abstract]
Disclosure Of The Components Of Inventories	The components of inventory are as follows:

As at Dec. 31	2023	2022
Parts, materials and supplies	72	83
Coal	38	43
Emission credits	45	27
Natural gas	2	4
Total	157	157